Note 26 - Common Stock - Classes Of Share Capital (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes Of Share Capital Line Items
Capital (Capital base and capital management)	€ 3,267,000,000	€ 3,267,000,000	€ 3,267,000,000
Par Value Per Share	€ 0.49	€ 0.49	€ 0.49